Taxation (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Taxation Charge Based on Profits
The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2022 £m	2021 (1) £m	2020 (1) £m

UK current year charge	200	119	(45)

Rest of World current year charge	1,351	593	745

Charge/(credit) in respect of prior periods	(60)	219	11

Current taxation	1,491	931	711

Deferred taxation	(784)	(848)	(644)

	707	83	67

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge
The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2022 £m	2022%	2021 (1) £m	2021%	2020 (1) £m	2020%

Profit before tax	5,628		3,599		5,170

UK statutory rate of taxation	1,069	19.0	685	19.0	984	19.0

Differences in overseas taxation rates	318	5.6	302	8.4	363	7.0

Benefit of intellectual property incentives	(600)	(10.7)	(382)	(10.6)	(516)	(9.9)

R&D credits	(119)	(2.1)	(100)	(2.8)	(103)	(2.0)

Permanent differences on disposals, acquisitions and transfers	275	4.9	(3)	(0.1)	(316)	(6.1)

Other permanent differences	82	1.5	(4)	(0.1)	90	1.7

Re-assessments of prior year current tax estimates	(60)	(1.1)	219	6.1	11	0.2

Re-assessments of prior year deferred tax estimates	(233)	(4.1)	(281)	(7.8)	(283)	(5.5)

Changes in Tax Rates	(25)	(0.4)	(353)	(9.8)	(163)	(3.1)

Tax charge/tax rate	707	12.6	83	2.3	67	12.9

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Tax on items charged to equity and statement of comprehensive income	2022 £m	2021 (1) £m	2020 (1) £m

Current taxation

Share-based payments	(3)	–	(14)

Defined benefit plans	–	–	(4)

Fair value movements on cash flow hedges	–	5	12

Fair value movements on equity investments	12	36	89

	9	41	83

Deferred taxation

Share-based payments	11	(11)	18

Defined benefit plans	(211)	223	(51)

Fair value movements on cash flow hedges	(9)	3	6

Fair value movements on equity investments	(68)	(167)	131

	(277)	48	104

Total credit to equity and statement of comprehensive income	(268)	89	187

(1)	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).

Summary of Movement in Deferred Tax Assets and Liabilities
Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra-Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total £m

At 1 January 2021	(296)	(3,982)	843	1,024	874	1,060	60	1,104	687

Exchange adjustments	17	(41)	–	6	(17)	(1)	–	–	(36)

Credit/(charge) to income statement	65	312	7	(31)	6	391	20	232	1,002

Credit/(charge) to statement of comprehensive income	–	–	–	–	(223)	–	11	164	(48)

Acquisitions/Disposals	3	–	–	–	–	–	–	(4)	(1)

R&D credits utilisation	–	–	–	–	–	–	–	58	58

At 31 December 2021	(211)	(3,711)	850	999	640	1,450	91	1,554	1,662

Exchange adjustments	(29)	(264)	–	(40)	64	6	1	160	(102)

Credit/(charge) to income statement	122	126	142	258	(32)	104	(22)	190	888

Credit/(charge) to statement of comprehensive income	–	–	–	–	182	42	(11)	(12)	201

Acquisitions/Disposals	(1)	(637)	–	–	–	67	–	76	(495)

R&D credits utilisation	–	–	–	–	–	–	–	(76)	(76)

Transfer of assets held for sale/distribution	62	3,667	–	(118)	(60)	(8)	(2)	(250)	3,291

At 31 December 2022	(57)	(819)	992	1,099	794	1,661	57	1,642	5,369

Summary of Deferred Tax Assets and Liabilities Recognised on the Balance Sheet	Deferred tax assets and liabilities are recognised on the balance sheet as follows:

	2022 £m	2021 £m

Deferred tax assets	5,658	5,218

Deferred tax liabilities	(289)	(3,556)

	5,369	1,662

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

		2022		2021

Unrecognised tax losses	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m

Trading losses expiring:

Within 10 years	967	175	1,068	198

More than 10 years	44	13	390	62

Available indefinitely	192	41	200	43

At 31 December	1,203	229	1,658	303

Capital losses expiring:

Available indefinitely	2,326	548	2,356	557

At 31 December	2,326	548	2,356	557